FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Amounts Receivable	$ 849	$ 2,672
Long-term Investments	1,210	$ 1,746
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	1,207
Amounts Receivable	0
Long-term Investments	1,210
Total Financial Assets	2,417
Warrant Liability	0
Total Financial Liabilities	0
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	849
Long-term Investments	0
Total Financial Assets	849
Warrant Liability	0
Total Financial Liabilities	0
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Cash	0
Amounts Receivable	0
Long-term Investments	0
Total Financial Assets	0
Warrant Liability	(20)
Total Financial Liabilities	$ 20